Basis of preparation - Additional Information (Details) vaccine_dose in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2020 vaccine_dose	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of initial application of standards or interpretations [line items]
Current contract liabilities		€ 264,000,000	€ 319,000,000	€ 252,000,000
Contract liabilities		85,000,000	0
Net sales		42,997,000,000	37,761,000,000	€ 36,041,000,000	[1]
Percentage of entity's revenue (in percent)				5.00%
Collaboration agreement with GSK | US Government
Disclosure of initial application of standards or interpretations [line items]
Number of vaccine doses to be supplied | vaccine_dose	100
Government grant recognised as deduction from development expenses		€ 265,000,000	147,000,000	€ 0
Argentina
Disclosure of initial application of standards or interpretations [line items]
Cumulative inflation rate over three years		100.00%
Turkey
Disclosure of initial application of standards or interpretations [line items]
Cumulative inflation rate over three years		100.00%
RUSSIAN FEDERATION
Disclosure of initial application of standards or interpretations [line items]
Net sales		€ 674,000,000	€ 575,000,000	€ 641,000,000
Percentage of entity's revenue (in percent)		1.60%

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.